Trade and Notes Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Trade and Notes Receivables

The credit terms given to trade customers are determined on an individual basis.

	2018	2017
	RMB million	RMB million
Trade receivables	1,525	2,212
Notes receivable	4	—

	1,529	2,212
Impairment	(93)	(88)

	1,436	2,124

Summary of Ageing Analysis of Trade Receivables and Net of Loss Allowance

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	2018	2017
	RMB million	RMB million
Within 90 days	1,354	1,910
91 to 180 days	52	38
181 to 365 days	11	94
Over 365 days	15	82

	1,432	2,124

Schedule of Credit Risk Exposure on Group's Trade Receivables

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at December 31, 2018

		Past due
	Current	Less than 90 days	90 to 365 days	Over 365 days	Total
Expected credit loss rate (%)	0.57	0.78	1.59	83.17	6.10
Gross carrying amount (RMB million)	1,232	129	63	101	1,525
Expected credit losses (RMB million)	7	1	1	84	93

Trade and notes receivables [member]
Statement [LineItems]
Summary of Provision for Impairment of Trade Receivables

The movements in the loss allowance for impairment of trade receivables are as follows:

	2018	2017
	RMB million	RMB million
At beginning of year	88	115
Effect of adoption of IFRS 9	31	—

At beginning of year (restated)	119	115
Impairment losses, net (note 9)	(21)	(3)
Amount written off as uncollectible	(5)	(13)
Disposal of a subsidiary	—	(5)
Provision included in assets classified as held for sale	—	(6)

At end of year	93	88

Summary of Ageing Analysis of Trade and Notes Receivables Past Due But Not Impaired	The aging analysis of these trade and notes receivables was as follows:

2017
RMB million
Past due:
Less than 90 days	38
90 to 180 days	93

131